SCHEDULE OF SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Secured short-term loans	$ 7,203,762	$ 7,792,125
Total short-term bank loans	$ 7,203,762	$ 7,792,125